Loss Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Loss Per Share
Schedule of loss per share and weighted-average

	Six months ended June 30
	2021	2020

Net loss	$(21,089,284)	$(235,441)
Less: discount accretion on preferred stock	(326,530)	—
Less: dividends accrued on preferred stock	(79,160)	—

Net loss available to common shareholders	$(21,494,974)	$(235,441)

Basic and diluted weighted-average shares outstanding	8,061,772	8,049,309

Basic and diluted net loss per share	$(2.67)	$(0.03)

	2020	2019

Net loss	$(1,139,072)	$(306,153)
Less: dividends accrued on preferred stock	(3,507)	—
Less: discount accretion on preferred stock	(13,321)	—

Net loss available to common shareholders	$(1,155,900)	$(306,153)

Basic and diluted weighted-average shares outstanding	8,048,194	6,587,361

Basic and diluted net loss per share	$(0.14)	$(0.05)

Schedule of computation of diluted shares outstanding

	2020	2019

Stock options	360,000	—
Preferred stock	921,941	—
Stock subscriptions	2,633	65,266
Convertible debt	—	941,250
Total	1,284,574	1,006,516